Age Analysis of Past Due Loans, Segregated by Class (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	$ 9,627	$ 9,528
Loans 90 or more Days Past Due	5,387	10,547
Total Past Due Loans	15,014	20,075
Current Loans	376,481	372,593
Total Gross Loans	391,495	392,668
Accruing Loans 90 or more Days Past Due	880	2,095
Real Estate Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	8,284	8,131
Loans 90 or more Days Past Due	5,325	10,473
Total Past Due Loans	13,609	18,604
Current Loans	312,003	289,112
Total Gross Loans	325,612	307,716
Accruing Loans 90 or more Days Past Due	855	2,085
Real Estate Loans | Land Development and Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	578	170
Total Past Due Loans	578	170
Current Loans	42,655	27,054
Total Gross Loans	43,233	27,224
Real Estate Loans | Farmland
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	889	419
Loans 90 or more Days Past Due	17	69
Total Past Due Loans	906	488
Current Loans	25,557	29,146
Total Gross Loans	26,463	29,634
Real Estate Loans | 1-4 Family Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	4,606	4,234
Loans 90 or more Days Past Due	837	1,088
Total Past Due Loans	5,443	5,322
Current Loans	98,727	100,167
Total Gross Loans	104,170	105,489
Accruing Loans 90 or more Days Past Due	131	335
Real Estate Loans | Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	2,211	3,308
Loans 90 or more Days Past Due	4,471	9,316
Total Past Due Loans	6,682	12,624
Current Loans	145,064	132,745
Total Gross Loans	151,746	145,369
Accruing Loans 90 or more Days Past Due	724	1,750
Business Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	137	253
Loans 90 or more Days Past Due	3	23
Total Past Due Loans	140	276
Current Loans	39,228	56,845
Total Gross Loans	39,368	57,121
Accruing Loans 90 or more Days Past Due	3
Business Loans | Commercial and Industrial Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	115	248
Loans 90 or more Days Past Due	3	23
Total Past Due Loans	118	271
Current Loans	38,215	55,542
Total Gross Loans	38,333	55,813
Accruing Loans 90 or more Days Past Due	3
Business Loans | Farm Production and other Farm Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	22	5
Total Past Due Loans	22	5
Current Loans	1,013	1,303
Total Gross Loans	1,035	1,308
Consumer Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	1,206	1,144
Loans 90 or more Days Past Due	59	51
Total Past Due Loans	1,265	1,195
Current Loans	25,250	26,636
Total Gross Loans	26,515	27,831
Accruing Loans 90 or more Days Past Due	22	10
Consumer Loans | Credit Cards
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	27	39
Loans 90 or more Days Past Due	6	10
Total Past Due Loans	33	49
Current Loans	1,042	1,038
Total Gross Loans	1,075	1,087
Accruing Loans 90 or more Days Past Due	6	10
Consumer Loans | Other Consumer Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	1,179	1,105
Loans 90 or more Days Past Due	53	41
Total Past Due Loans	1,232	1,146
Current Loans	24,208	25,598
Total Gross Loans	25,440	26,744
Accruing Loans 90 or more Days Past Due	$ 16